Offerings - Offering: 1	May 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	474,388
Proposed Maximum Offering Price per Unit	47.66
Maximum Aggregate Offering Price	$ 22,609,332.08
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,461.49
Offering Note
1
Includes (i) 426,954 shares of the Registrant’s common stock, par value $0.001 per share, (the “Common Stock”) that have been issued pursuant to the closing of the Agreement and Plan of Merger (the “Merger Agreement”) between the Registrant, Tahoe Acquisition Corp., a Delaware corporation and wholly owned subsidiary of the Registrant (“Merger Sub”), TF Semiconductor Solutions, Inc., a Delaware corporation (“TFSS”), and Diodes Incorporated, a Delaware corporation, solely in its capacity as the representative, agent, and attorney-in-fact
of the TFSS shareholders and (ii) 47,434 shares of Common Stock that may be issued under the Merger Agreement that were held back from merger consideration as security for indemnification and other obligations of the TFSS shareholders set forth in the Merger Agreement for a period of twelve months following the closing.

The maximum offering price per share is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, (the “Securities Act”), based on the average of the high and low prices of the Registrant’s common stock reported on May 7, 2025 in the consolidated reporting system for Nasdaq Global Select Market.
The registration fee of $3,461.49 is calculated in accordance with Rule 457(r) under the Securities Act.